Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Allowance for Credit Losses [Abstract]
Allowance for expected credit losses, beginning	$ 60,994	$ 47,433	$ 30,916
Additions	2,851	2,217	30,078
Allowance for expected credit losses, ending	$ 63,845	$ 49,650	$ 60,994